FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	R$ 5,531,573	R$ 10,654,080
Total	5,531,573	10,654,080
Cost [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	6,489,814	12,217,673
Total	6,489,814	12,217,673
Adjustments To Fair Value [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	(958,241)	(1,563,593)
Total	R$ (958,241)	R$ (1,563,593)